General	12 Months Ended
Dec. 31, 2018
Reporting Entity [Abstract]
General

Note 1 - General

A.	Reporting Entity

Internet Gold–Golden Lines Ltd. (“the Company”) is an Israeli resident company incorporated in Israel. The address of the Company’s registered office is: 2 Dov Friedman Street, Ramat-Gan, Israel. The consolidated financial statements of the Company as at and for the year ended December 31, 2017, comprise the Company and its subsidiaries (together referred to as the Group). The Company holds the majority of the outstanding shares of B Communications Ltd. (“B Communications”). The Company is a subsidiary of Eurocom Communications Ltd. (“Eurocom” or “the Parent Company”) and its ultimate parent is Eurocom Holdings (1979) Ltd.

On April 14, 2010, B Communications completed the acquisition of 30.44% of the outstanding shares of Bezeq - The Israel Telecommunications Corp. Limited. (“Bezeq”) and became the controlling shareholder of Bezeq. Bezeq’s ordinary shares are registered for trade on the Tel-Aviv stock exchange.

On February 1, 2016, B Communications sold 115,500,000 shares of Bezeq (4.18% of the outstanding shares of Bezeq) for NIS 8.5 per share or NIS 978, net of transaction costs. B Communications retained a 26.34% ownership interest in Bezeq, following the closing of the transaction. For more information relating to B Communications’ control over Bezeq, see Note 12F.

The ordinary shares of the Company are registered for trade on the NASDAQ Global Select Market and on the Tel Aviv Stock Exchange.

B.	Going concern

Taking into consideration the following: (1) the Company currently does not have sufficient resources to pay its debts to its creditors; (2) the decline in the prices of both Bezeq and B Communications shares; (3) the failure of the sale process of the shares of B Communications in a manner that could enable the Company to service its liabilities; (4) the Company’s decision to withhold payments to financial creditors at this stage; and (5) B Communications’ decision to withhold payments to financial creditors at this stage.

In light of the above, the execution of a transaction for the sale of B Communications shares, all in a manner that will be approved by the bond holders of the Company, will be required in order to enable the Company to make any payments of its financial debt. At this stage and until such transaction enters into advanced stages, there is a substantial doubt about the Company’s ability to continue as a going concern.

If for any reason the Company is unable to continue as a going concern, then this could have an impact on the Company's ability to realise assets at their recognised values and to extinguish liabilities in the normal course of business at the amounts stated in the consolidated financial statements.

Please also refer to Notes 12D, 33A and 33F.

C.	Investigation of the Israel Securities Authority and the Police Force

On June 20, 2017, the Israel Securities Authority (“the ISA”) began an open investigation (“the Investigation”), which included searches at the offices of Bezeq and of DBS and seizure of documents.

As part of the investigation, the former Chairman of Bezeq’s Board of Directors was questioned, as well as Bezeq’s former CEO, the former CEO and CFO of DBS, and to the best of Bezeq’s knowledge, other senior officers and officers in Bezeq were questioned.

On November 6, 2017, the ISA issued a press release regarding the conclusion of the Investigation and the transfer of the Investigation file to the Tel Aviv District Attorney (Taxation and Economics). In accordance with the notice, the ISA concluded that there is prima facie evidence establishing the involvement of the main suspects in the case, in offenses of: (1) fraudulently receiving funds in connection with the entitlement of Bezeq’s former controlling shareholder to receive contingent consideration of NIS 170 as part of the transaction for Bezeq’s purchase of DBS shares from such shareholder, which consideration was based on certain targets to be met by DBS; (2) leaking the material of the independent committee of Bezeq’s Board of Directors that examined interested party transactions (the transaction for the acquisition of DBS shares by Bezeq and the transaction between DBS and Space Communications Ltd. for the purchase by DBS of satellite segments from Space Communications Ltd.) to Bezeq’s former controlling shareholder and associates; and (3) promoting Bezeq’s interests in the Ministry of Communications in violation of the Penal Law and the Israel Securities Law. The notice further stated that the Investigation file was transferred to the District Attorney’s Office and that the District Attorney’s Office is authorized to decide on how to proceed with this matter. It should be noted that in this context, on November 20, 2017, Bezeq and DBS received a “letter of notice to the suspect” indicating that the investigation file relating to Bezeq and DBS as suspects was transferred to the Attorney General for review.

On February 18, 2018, the ISA and the Israel Police issued a joint press release stating that in view of the evidence the ISA found in its investigation, which raised suspicions of additional offenses, a new joint investigation was opened on that date by investigators of the ISA and the Unit for Combating Economic Crime at Lahav 433. Pursuant to such investigation, a number of suspects were arrested, including senior officers of Bezeq (including a former director and controlling shareholder in Bezeq and Bezeq’s former CEO), and were subsequently released under restrictive conditions.

On December 2, 2018, the spokespersons of the Israel Police and the ISA announced that the Investigation had been concluded (“the Announcement”). According to the announcement, the Investigation refers mainly to the alleged suspicion of bribery, fraud and breach of trust committed by the former controlling shareholder (at the times relevant to the Investigation), among others, in Bezeq and Walla website. With the conclusion of the Investigation, the Israel Police and the ISA Authority believe that there is sufficient evidence in the case to substantiate the suspicions against the main parties involved in the affair, some of whom are former officers of Bezeq (the former controlling shareholder of Bezeq, the former CEO of Bezeq, a former director in Bezeq, and the former VP of strategy and business development of Bezeq).

It should be noted that on February 28, 2019, suspicions against Prime Minister Benjamin Netanyahu were published. The suspicions include reference to the matters investigated in the Investigation, including suspicions of exercising authority by Prime Minister Netanyahu to promote matters relating to the business of a former controlling shareholder in Bezeq and to his economic interests and the economic interests of Bezeq.

In addition, as the Attorney General’s decision indicates that he is considering charging the former controlling shareholder in Bezeq with criminal charges for bribery, offenses of obstruction of justice and coerced testimony, money laundering offenses, and reporting violations under the Israel Securities Law. For further information about these proceedings, see Note 22.

Bezeq does not have full information about the investigations, their scope, the materials or the evidence in the possession of the legal authorities. Accordingly, Bezeq is unable to assess the effects of the investigations, their findings, and their results on Bezeq, as well as on the financial statements, and on the estimates used in the preparation of these financial statements, if any. Once the constraints on carrying out reviews and controls related to issues that arose in the Investigations are lifted, the review of all matters related to subjects that arose during those Investigations will be completed as required.

Following the special circumstances and the restrictions as described above and the restrictions that were specified, Bezeq performed compensatory actions, reviews and tests and procedures in order to ensure that the financial statements are prepared in accordance with International Financial Reporting Standards (“IFRS”).

In this respect, Bezeq, carried out the following actions, among others:

1.	A special review of the adequacy of the control processes in Bezeq by outside consultants, led by Bezeq’s Internal Auditor and under the supervision of a special, independent committee from among Bezeq’s Board members. Further to this review, the special committee approved various amendments to the control processes and the work in Bezeq. The amendments have been implemented.

2.	A special review of the issues of corporate governance led by Bezeq’s Internal Auditor and supported by outside consultants. The work included deeper reviews on the issues of risk management, compliance, enforcement, and internal control. Bezeq and its subsidiaries are implementing the required adjustments according to the multi-annual guidelines decided upon.

3.	Retaining the services of professional accounting support to assist the process of preparing the financial statements of DBS for 2017 and 2018.

4.	Adding compensatory procedures in relation to the activities of certain officers on issues that affect financial reporting and disclosure, in order to deepen the internal control on those issues; these compensatory procedures were carried out in 2017 and 2018.

5.	Changes in the composition of the Board of Directors and in the composition of the management of Bezeq and its subsidiaries.

In 2017, as a consequence of the investigations of Bezeq and several of its directors and senior officers by both the ISA and Israel’s Police, the Company attempted to assess these investigations through the scope of our own internal control over financial reporting. However, due to provisions of Israeli law concerning obstructing investigation proceedings both Bezeq and the Company were prevented from examining all matters known to us that were raised in the investigations and accordingly the Company is unable to fully assess the effects of the investigations on our financial statements and internal controls over financial reporting.

Subject to these limitations, the Company identified a material weakness pertaining to the design of Bezeq’s internal control over financial reporting relating to certain matters, which were mainly among the matters that were the subject of the investigations. Our management then assessed the effectiveness of our own internal control over financial reporting as of December 31, 2017. For the year end December 31, 2018 assessment, Bezeq undertook many steps to remediate their internal controls.

At great expense, the Company undertook a comprehensive internal investigation and found no evidence of violations of the Foreign Corrupt Practices Act by our company. Our management believes that our then existing work process was adequate, that there were no material deficiencies in our controls and that the material weakness at Bezeq could not have been prevented by our company. Although the Company believe that there was no weakness in relation to the activity of our company, our Audit Committee engaged special legal counsel to assist us in designing and implementing certain prospective improvements to our existing internal processes and controls. The Company are continuing our efforts to strengthen our longstanding control processes. The procedures and controls, were improved, include training processes; working procedures with Bezeq’s finance departments and financial managers; procedures for appointing directors to the board of directors of Bezeq; and procedures for working with Bezeq’s internal enforcement team.

In the light of various actions carried out to remedy the material weakness in Bezeq and based on an assessment of effectiveness carried out by Bezeq’s management under the supervision of its Board of Directors, Bezeq’s Board and Management came to the conclusion that the internal control on the financial statements and the disclosure of Bezeq as of December 31, 2018 was effective according to Israeli SOX which is different from US SOX. This conclusion is subject to the limitations arising from the investigations by the Israel Securities Authority and the Israel Police (“the Investigations”). Bezeq do not have complete information about the Investigations, their content, nor the material and evidence in the possession of the statutory authorities on this matter. Accordingly, Bezeq is unable to assess the effects of the investigations, their findings and their effect on it, on its financial statements and on the estimates used in the preparation of its financial statements, if any.

D.	Private Investigation by the SEC

In March 2019, a Formal Order of Private Investigation by the SEC was issued to the Company. The Formal Order authorizes an investigation of possible violations of the Foreign Corrupt Practices Act with respect to the facts uncovered in the criminal investigations in Israel.

E.	Definitions

In these financial statements-

(1)	The Company: Internet Gold – Golden Lines Ltd.

(2)	The Group: Internet Gold – Golden Lines Ltd. and its subsidiaries, as listed in Note 12 - Investees.

(3)	B Communications: B Communications Ltd. and its subsidiaries, as listed in Note 12-A Investees.

(4)	Bezeq: Bezeq - The Israel Telecommunication Corp. Limited.

(5)	Bezeq Group: Bezeq The Israel Telecommunication Corp. Limited and its subsidiaries, as listed in Note 12- Investees.

(6)	DBS: DBS Satellite Services (1998) Ltd.

(7)	Eurocom Communications: Eurocom Communications Ltd.

(8)	Subsidiaries: Companies whose financial statements are fully consolidated, directly or indirectly, with the financial statements of the Company.

(9)	Associates: Companies in which the Group’s investment is included, directly or indirectly, in the consolidated financial statements on the equity basis.

(10)	Investees: Subsidiaries or associates.

(11)	Related party: As defined in IAS 24 (2009), Related Party Disclosures.

(12)	Israeli CPI: The consumer price index as published by the Israeli Central Bureau of Statistics.